Average Annual Total Returns (Vanguard Wellington Fund Participant:)	Vanguard Wellington Fund Vanguard Wellington Fund - Admiral Shares 12/1/2013 - 11/30/2014	Standard & Poor's 500 Index Vanguard Wellington Fund Vanguard Wellington Fund - Admiral Shares 12/1/2013 - 11/30/2014	Wellington Composite Index Vanguard Wellington Fund Vanguard Wellington Fund - Admiral Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.90%	13.69%	11.36%
Five Years	11.35%	15.45%	12.16%
Ten Years	8.08%	7.67%	6.99%